FINANCIAL RISK MANAGEMENT - Schedule of financial assets at carrying value and fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Convertible Bond (incl. equity component) | Financial Liabilities at Fair Value
Disclosure of financial liabilities [line items]
Carrying value	$ 111,890	$ 94,624
Fair value	157,481	107,899
Lease Liabilities | Financial Liabilities at Fair Value
Disclosure of financial liabilities [line items]
Carrying value	17,719	29,914
Fair value	17,719	29,914
Trade and other payables | Financial Liabilities at Fair Value
Disclosure of financial liabilities [line items]
Carrying value	105,899	66,611
Fair value	105,899	66,611
Financial Assets at Fair Value Through Profit or Loss | Cash and cash equivalents, including restricted cash
Disclosure of financial assets [line items]
Carrying value	147,293	56,449
Fair value	147,293	56,449
Financial Assets at Fair Value Through Profit or Loss | Trade and other receivables
Disclosure of financial assets [line items]
Carrying value	54,704	54,823
Fair value	$ 54,704	$ 54,823